ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Sep. 30, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable and other liabilities at September 30, 2011 and 2010 consist of the following:

	2011	2010

Accounts payable – trade	$1,340,114	$889,724
Accrued interest	105,721	16,258
Accrued taxes under employment agreement	-	315,000
Accrued payroll	122,715	99,714
Other accrued expenses	66,803	91,385
Total	$1,635,353	$1,412,081